Expenses - Schedule of Legal and Professional Expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Legal and Professional Expenses [Abstract]
Audit fees			$ 136,999	$ 119,525	$ 144,747
Legal and professional fees			303,388	267,097	688,332
Total expenses	$ 263,610	$ 169,380	$ 440,387	$ 386,622	$ 833,079